Events after the Reporting Period	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the Reporting Period
25.
Events after the Reporting Period

No additional significant events after the reporting period have occurred except of events disclosed below:

On July 30, 2024, we and Generac entered into warrant agreements (the “Warrant Agreements”), pursuant to which we issued to Generac (together with its assignees, the “Warrantholder”), and the Warrantholder subscribed for and acquired, (a) an aggregate of 11,135,873 warrants exercisable until May 8, 2029 and (b) an aggregate of 1,967,098 warrants exercisable until July 30, 2028, in each case for an equal number of our Class A Shares, at an exercise price of up to $3.05 per Class A Share (which exercise price may be lowered at the sole discretion of the Company prior to the Expiration Date (as defined in the Warrant Agreements). The Warrant Agreements also provide for a redemption right in our favor when the reported trading price of our Class A Shares is at least $6.00 per share on each of twenty (20) trading days within the thirty (30) trading-day period ending on the third business day prior to the date when the notice of redemption is given.

On August 5, 2024, we closed a private placement of Class A Shares, pursuant to which we sold 36,334,277 Class A Shares for aggregate gross proceeds of $45 million to certain existing investors and strategic partners at a price of $ 1.2385 per share. Pursuant to the registration rights we agreed to as part of the private placement, we agreed to file a registration statement for the resale of the Class A Shares purchased in the private placement, which registration statement had been filed as of the date of these financial statements.